Deposits	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Deposits
Note 6 Deposits

	As at
	July 31, 2019				October 31, 2018
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$140,474	$48,659	$98,796	$287,929	$135,101	$48,873	$86,180	$270,154
Business and government	246,937	12,106	304,300	563,343	238,617	8,606	287,148	534,371
Bank	8,403	173	21,363	29,939	8,750	299	23,472	32,521
	$395,814	$60,938	$424,459	$881,211	$382,468	$57,778	$396,800	$837,046
Non-interest-bearing (4)
Canada	$90,308	$5,335	$–	$95,643	$88,119	$5,086	$–	$93,205
United States	32,451	–	–	32,451	34,098	–	–	34,098
Europe (5)	690	–	–	690	564	–	–	564
Other International	5,484	6	–	5,490	5,495	5	–	5,500
Interest-bearing (4)
Canada	226,187	15,167	330,119	571,473	213,747	15,112	292,641	521,500
United States	3,995	36,502	49,929	90,426	2,478	33,099	67,211	102,788
Europe (5)	31,384	873	32,973	65,230	32,930	1,412	26,598	60,940
Other International	5,315	3,055	11,438	19,808	5,037	3,064	10,350	18,451
	$395,814	$60,938	$424,459	$881,211	$382,468	$57,778	$396,800	$837,046

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at July 31, 2019, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $326 billion, $21 billion, $44 billion and $31 billion, respectively (October 31, 2018 – $309 billion, $20 billion, $38 billion and $32 billion, respectively).
(5)	Europe includes the United Kingdom, Luxembourg, the Channel Islands, France and Italy.

Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	July 31 2019	October 31 2018
Within 1 year:
less than 3 months	$117,873	$89,553
3 to 6 months	40,755	59,109
6 to 12 months	92,765	80,773
1 to 2 years	61,462	51,798
2 to 3 years	36,338	45,550
3 to 4 years	21,616	21,127
4 to 5 years	25,735	23,863
Over 5 years	27,915	25,027
	$424,459	$396,800
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more (1)	$387,000	$362,000

(1)	Amounts have been revised from those previously presented.